Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the Company's financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$31,783	$31,783
Class G Common Stock(1)	—	—	60,712	60,712

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$37,966	$37,966
Class G Common Stock(1)	—	—	61,514	61,514

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$37,966	$37,966
Class G Common Stock (Note 13)	—	—	61,514	61,514

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities	—	—	6,516	6,516

Schedule of Fair Value Liabilities Measured on a Recurring Basis Unobservable Input Reconciliation

The following table summarizes the changes in Company's Class G Common Stock measured and recorded at fair value on a recurring basis using significant unobservable inputs (in thousands):

Three Months Ended March 31,
2022
Balance as of December 31, 2021	$61,514
Change in fair value of Class G Common Stock included in earnings	(802)
Balance as of March 31, 2022	$60,712

A reconciliation of the Class G Common Stock measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Balance, beginning of period	$—	$—
Recognition of Class G Common Stock(1)	75,860	—
Change in fair value of Class G Common Stock included in earnings	(14,346)	—
Balance, end of period	$61,514	$—
(1)	The Class G Common Stock was initially recorded on December 6, 2021 in connection with the Reverse Recapitalization described in Note 3, Reverse Recapitalization.

A reconciliation of the common unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Balance, beginning of period	$6,516	$3,950
Change in fair value of warrant derivative liabilities included in earnings	11,457	6,637
Fair value of the warrants exercised during the period	(17,973)	(4,071)
Balance, end of period	$—	$6,516